John Hancock
Lifestyle Blend Portfolios
Quarterly portfolio holdings 11/30/2023

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.2%
Equity - 57.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,951,865	$130,449,940
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,716,150	153,232,465

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $286,494,441)		$283,682,405
UNAFFILIATED INVESTMENT COMPANIES - 41.5%
Equity - 40.5%
Fidelity Mid Cap Index Fund	2,448,294	68,821,544
Fidelity Small Cap Index Fund	1,725,364	38,924,203
Financial Select Sector SPDR Fund	125,221	4,495,434
iShares Global Infrastructure ETF	50,162	2,310,462
iShares MSCI Global Min Vol Factor ETF	78,717	7,774,878
Vanguard Dividend Appreciation ETF	35,737	5,879,809
Vanguard Energy ETF	72,731	8,620,078
Vanguard FTSE All World ex-US Small-Cap ETF	43,697	4,826,334
Vanguard FTSE Developed Markets ETF	115,224	5,295,695
Vanguard FTSE Emerging Markets ETF	313,832	12,750,994
Vanguard Global ex-U.S. Real Estate ETF	55,971	2,289,214
Vanguard Health Care ETF	25,170	6,005,562
Vanguard Information Technology ETF	9,694	4,478,919
Vanguard Materials ETF	25,741	4,643,419
Vanguard Real Estate ETF	84,968	6,944,435
Vanguard S&P 500 ETF	40,141	16,835,135
Fixed income - 1.0%
Vanguard Emerging Markets Government Bond ETF	40,772	2,500,954
Vanguard Intermediate-Term Corporate Bond ETF	3,635	285,675
Vanguard Total Bond Market ETF	3,994	285,291
Xtrackers USD High Yield Corporate Bond ETF	43,814	1,522,098

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $195,553,546)		$205,490,133
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	11,471	0
ICA Gruppen AB (C)(D)	493	0
Health care - 0.0%
NMC Health PLC (D)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,529	4,626
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	46,457	1,279

TOTAL COMMON STOCKS (Cost $11,582)		$5,905
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$5,552,900	$1,586,214
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	7,479,100	2,177,000
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	6,529,600	1,982,048
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	2,777,500	877,649

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,519,388)		$6,622,911
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.4088% (F)(G)	133	1,328

TOTAL SHORT-TERM INVESTMENTS (Cost $1,328)		$1,328
Total investments (Cost $490,580,285) - 100.0%		$495,802,682
Other assets and liabilities, net - (0.0%)		(26,300)
TOTAL NET ASSETS - 100.0%		$495,776,382
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.2%
Equity - 45.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,412,692	$228,258,674
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,645,431	269,542,954

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $502,183,269)		$497,801,628
UNAFFILIATED INVESTMENT COMPANIES - 51.2%
Equity - 36.7%
Fidelity Mid Cap Index Fund	4,394,918	123,541,154
Fidelity Small Cap Index Fund	3,143,756	70,923,125
Financial Select Sector SPDR Fund	248,260	8,912,534
iShares Global Infrastructure ETF	89,642	4,128,911
iShares MSCI Global Min Vol Factor ETF	391,159	38,634,774
iShares MSCI USA Quality Factor ETF (H)	78,079	11,014,605
Vanguard Dividend Appreciation ETF	167,211	27,511,226
Vanguard Energy ETF	127,586	15,121,493
Vanguard FTSE All World ex-US Small-Cap ETF (H)	50,188	5,543,265
Vanguard FTSE Developed Markets ETF	225,792	10,377,400
Vanguard FTSE Emerging Markets ETF	614,636	24,972,661
Vanguard Global ex-U.S. Real Estate ETF	99,918	4,086,646
Vanguard Health Care ETF	49,842	11,892,301
Vanguard Information Technology ETF	19,229	8,884,375
Vanguard Materials ETF	46,081	8,312,552
Vanguard Real Estate ETF	153,555	12,550,050
Vanguard S&P 500 ETF	43,530	18,256,482
Fixed income - 14.5%
Invesco Senior Loan ETF (H)	629,447	13,155,442
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	200,717	$4,995,846
Vanguard Emerging Markets Government Bond ETF	370,249	22,711,074
Vanguard Intermediate-Term Corporate Bond ETF	565,703	44,458,599
Vanguard Short-Term Bond ETF (H)	19,516	1,486,534
Vanguard Short-Term Corporate Bond ETF	119,924	9,164,592
Vanguard Total Bond Market ETF	578,485	41,321,184
Xtrackers USD High Yield Corporate Bond ETF (H)	634,187	22,031,656

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $546,745,392)		$563,988,481
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,400	0
ICA Gruppen AB (C)(D)	833	0
Health care - 0.0%
NMC Health PLC (D)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,587	7,823
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	78,570	2,163

TOTAL COMMON STOCKS (Cost $19,587)		$9,986
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$4,023,662	3,855,957
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,521,354	3,318,005
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,721,531	4,373,226
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,880,008	3,713,782
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	21,144,800	6,040,120
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	28,473,000	8,287,858
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	24,856,600	7,545,176
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	10,654,500	3,366,664

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,111,765)		$40,500,788
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 5.4088% (F)(I)	2,484,953	24,849,778

TOTAL SHORT-TERM INVESTMENTS (Cost $24,848,109)		$24,849,778
Total investments (Cost $1,123,908,122) - 102.3%		$1,127,150,661
Other assets and liabilities, net - (2.3%)		(25,694,225)
TOTAL NET ASSETS - 100.0%		$1,101,456,436
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.8%
Equity - 33.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,846,607	$176,215,780
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,751,061	212,072,848

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $389,348,730)		$388,288,628
UNAFFILIATED INVESTMENT COMPANIES - 59.7%
Equity - 28.8%
Fidelity Mid Cap Index Fund	3,351,987	94,224,349
Fidelity Small Cap Index Fund	2,464,163	55,591,507
Financial Select Sector SPDR Fund	228,392	8,199,273
iShares Global Infrastructure ETF	70,372	3,241,334
iShares MSCI Global Min Vol Factor ETF	461,609	45,593,121
iShares MSCI USA Quality Factor ETF	77,417	10,921,216
Vanguard Dividend Appreciation ETF	197,769	32,538,934
Vanguard Energy ETF (H)	99,812	11,829,718
Vanguard FTSE Developed Markets ETF	154,188	7,086,480
Vanguard FTSE Emerging Markets ETF	441,458	17,936,439
Vanguard Global ex-U.S. Real Estate ETF	78,440	3,208,196
Vanguard Health Care ETF	40,928	9,765,421
Vanguard Information Technology ETF	17,606	8,134,500
Vanguard Materials ETF	36,175	6,525,608
Vanguard Real Estate ETF	120,813	9,874,046
Vanguard S&P 500 ETF	12,435	5,215,239
Fixed income - 30.9%
Invesco Senior Loan ETF (H)	1,336,034	27,923,111
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	399,945	9,954,631
Vanguard Emerging Markets Government Bond ETF	747,613	45,858,581
Vanguard Intermediate-Term Corporate Bond ETF	1,305,084	102,566,552
Vanguard Short-Term Bond ETF	70,274	5,352,771
Vanguard Short-Term Corporate Bond ETF	332,288	25,393,449
Vanguard Total Bond Market ETF	1,242,456	88,748,632
Xtrackers USD High Yield Corporate Bond ETF (H)	1,400,282	48,645,797

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $687,065,441)		$684,328,905
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,022	0
ICA Gruppen AB (C)(D)	602	0
Health care - 0.0%
NMC Health PLC (D)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,870	5,654
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	56,786	$1,563

TOTAL COMMON STOCKS (Cost $14,156)		$7,217
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$9,265,979	8,879,776
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	8,112,164	7,643,708
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	10,875,239	10,072,977
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,058,380	8,670,303
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	33,053,000	9,441,758
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	44,508,500	12,955,436
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	39,501,900	11,990,730
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	16,705,100	5,278,564

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $92,401,073)		$74,933,252
SHORT-TERM INVESTMENTS - 5.6%
Short-term funds - 5.6%
John Hancock Collateral Trust, 5.4088% (F)(I)	6,453,674	64,537,382

TOTAL SHORT-TERM INVESTMENTS (Cost $64,508,735)		$64,537,382
Total investments (Cost $1,233,338,135) - 105.7%		$1,212,095,384
Other assets and liabilities, net - (5.7%)		(65,149,148)
TOTAL NET ASSETS - 100.0%		$1,146,946,236
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.7%
Equity - 21.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,816,271	$35,682,133
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,359,349	42,503,656

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,112,184)		$78,185,789
UNAFFILIATED INVESTMENT COMPANIES - 71.3%
Equity - 20.4%
Fidelity Mid Cap Index Fund	692,128	19,455,732
Fidelity Small Cap Index Fund	467,155	10,539,011
iShares Global Infrastructure ETF	14,642	674,411
iShares MSCI Global Min Vol Factor ETF	166,930	16,487,676
iShares MSCI USA Quality Factor ETF	23,044	3,250,817
Vanguard Dividend Appreciation ETF	70,247	11,557,739
Vanguard Energy ETF (H)	21,353	2,530,758
Vanguard FTSE Developed Markets ETF	46,654	2,144,218
Vanguard FTSE Emerging Markets ETF	36,689	1,490,674
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	16,351	$668,756
Vanguard Materials ETF	7,534	1,359,058
Vanguard Real Estate ETF	25,076	2,049,461
Vanguard S&P 500 ETF	3,178	1,332,853
Fixed income - 50.9%
Invesco Senior Loan ETF (H)	630,569	13,178,892
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	173,342	4,314,482
Vanguard Emerging Markets Government Bond ETF	335,877	20,602,695
Vanguard Intermediate-Term Corporate Bond ETF	759,032	59,652,326
Vanguard Short-Term Bond ETF	32,119	2,446,504
Vanguard Short-Term Corporate Bond ETF	190,768	14,578,491
Vanguard Total Bond Market ETF	657,720	46,980,940
Xtrackers USD High Yield Corporate Bond ETF (H)	639,131	22,203,411

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $265,450,590)		$257,498,905
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,691	0
ICA Gruppen AB (C)(D)	116	0
Health care - 0.0%
NMC Health PLC (D)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	359	1,085
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	10,897	300

TOTAL COMMON STOCKS (Cost $2,716)		$1,385
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$4,379,917	4,197,364
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,841,851	3,619,994
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,146,529	4,766,872
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,302,228	4,117,912
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	6,939,100	1,982,189
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	9,343,800	2,719,773
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	8,203,700	2,490,218
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	3,473,400	1,097,543

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,023,137)		$24,991,865
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 5.4088% (F)(I)	1,415,586	$14,156,001

TOTAL SHORT-TERM INVESTMENTS (Cost $14,149,099)		$14,156,001
Total investments (Cost $385,737,726) - 103.9%		$374,833,945
Other assets and liabilities, net - (3.9%)		(13,937,986)
TOTAL NET ASSETS - 100.0%		$360,895,959
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 9.1%
Equity - 9.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,327,359	$12,410,806
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,466,575	14,299,102

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,607,730)		$26,709,908
UNAFFILIATED INVESTMENT COMPANIES - 82.6%
Equity - 12.8%
Fidelity Mid Cap Index Fund	291,419	8,191,795
Fidelity Small Cap Index Fund	234,708	5,295,010
iShares MSCI Global Min Vol Factor ETF	67,834	6,699,964
iShares MSCI USA Quality Factor ETF	16,726	2,359,537
Vanguard Dividend Appreciation ETF	28,545	4,696,509
Vanguard FTSE Developed Markets ETF	74,420	3,420,343
Vanguard FTSE Emerging Markets ETF	37,401	1,519,603
Vanguard S&P 500 ETF	12,846	5,387,612
Fixed income - 69.8%
Invesco Senior Loan ETF (H)	681,351	14,240,236
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	183,920	4,577,769
Vanguard Emerging Markets Government Bond ETF	359,919	22,077,431
Vanguard Intermediate-Term Corporate Bond ETF	872,509	68,570,482
Vanguard Short-Term Bond ETF	46,396	3,533,983
Vanguard Short-Term Corporate Bond ETF	203,034	15,515,858
Vanguard Total Bond Market ETF	744,198	53,158,063
Xtrackers USD High Yield Corporate Bond ETF (H)	675,286	23,459,436

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $255,473,119)		$242,703,631
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	955	0
ICA Gruppen AB (C)(D)	41	0
Health care - 0.0%
NMC Health PLC (D)	30	0
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	127	$385
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$491
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$6,295,952	6,033,539
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,528,242	5,209,000
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,403,634	6,857,471
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,206,782	5,940,872

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,449,610)		$24,040,882
SHORT-TERM INVESTMENTS - 6.3%
Short-term funds - 6.3%
John Hancock Collateral Trust, 5.4088% (F)(I)	1,859,051	18,590,697

TOTAL SHORT-TERM INVESTMENTS (Cost $18,582,658)		$18,590,697
Total investments (Cost $325,114,082) - 106.2%		$312,045,609
Other assets and liabilities, net - (6.2%)		(18,332,608)
TOTAL NET ASSETS - 100.0%		$293,713,001
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the portfolios in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$283,682,405	$283,682,405	—	—
Unaffiliated investment companies	205,490,133	205,490,133	—	—
Common stocks	5,905	—	—	$5,905
U.S. Government and Agency obligations	6,622,911	—	$6,622,911	—
Short-term investments	1,328	1,328	—	—
Total investments in securities	$495,802,682	$489,173,866	$6,622,911	$5,905

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
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	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Growth Portfolio (continued)
Affiliated investment companies	$497,801,628	$497,801,628	—	—
Unaffiliated investment companies	563,988,481	563,988,481	—	—
Common stocks	9,986	—	—	$9,986
U.S. Government and Agency obligations	40,500,788	—	$40,500,788	—
Short-term investments	24,849,778	24,849,778	—	—
Total investments in securities	$1,127,150,661	$1,086,639,887	$40,500,788	$9,986

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$388,288,628	$388,288,628	—	—
Unaffiliated investment companies	684,328,905	684,328,905	—	—
Common stocks	7,217	—	—	$7,217
U.S. Government and Agency obligations	74,933,252	—	$74,933,252	—
Short-term investments	64,537,382	64,537,382	—	—
Total investments in securities	$1,212,095,384	$1,137,154,915	$74,933,252	$7,217

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$78,185,789	$78,185,789	—	—
Unaffiliated investment companies	257,498,905	257,498,905	—	—
Common stocks	1,385	—	—	$1,385
U.S. Government and Agency obligations	24,991,865	—	$24,991,865	—
Short-term investments	14,156,001	14,156,001	—	—
Total investments in securities	$374,833,945	$349,840,695	$24,991,865	$1,385

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$26,709,908	$26,709,908	—	—
Unaffiliated investment companies	242,703,631	242,703,631	—	—
Common stocks	491	—	—	$491
U.S. Government and Agency obligations	24,040,882	—	$24,040,882	—
Short-term investments	18,590,697	18,590,697	—	—
Total investments in securities	$312,045,609	$288,004,236	$24,040,882	$491
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
International Strategic Equity Allocation	13,951,865	$128,710,365	$1,174,711	$(581,953)	$(45,845)	$1,192,662	—	—	$130,449,940
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	133	$2,786,926	$11,923,259	$(14,709,401)	$1,474	$(930)	$5,487	—	$1,328
U.S. Sector Rotation	15,716,150	152,847,748	529,679	(2,501,227)	(71,072)	2,427,337	—	—	153,232,465
					$(115,443)	$3,619,069	$5,487	—	$283,683,733
Lifestyle Blend Growth Portfolio
International Strategic Equity Allocation	24,412,692	$222,573,729	$5,055,211	$(1,502,520)	$(98,978)	$2,231,232	—	—	$228,258,674
John Hancock Collateral Trust	2,484,953	5,062,904	91,442,827	(71,660,804)	6,118	(1,267)	$55,659	—	24,849,778
U.S. Sector Rotation	27,645,431	267,427,081	3,214,875	(5,348,641)	(189,397)	4,439,036	—	—	269,542,954
					$(282,257)	$6,669,001	$55,659	—	$522,651,406
Lifestyle Blend Balanced Portfolio
International Strategic Equity Allocation	18,846,607	$170,523,786	$4,459,814	$(498,801)	$(32,858)	$1,763,839	—	—	$176,215,780
John Hancock Collateral Trust	6,453,674	48,439,726	372,515,637	(356,439,812)	1,515	20,316	$230,551	—	64,537,382
U.S. Sector Rotation	21,751,061	209,255,236	3,708,881	(4,262,959)	(193,156)	3,564,846	—	—	212,072,848
					$(224,499)	$5,349,001	$230,551	—	$452,826,010
Lifestyle Blend Moderate Portfolio
International Strategic Equity Allocation	3,816,271	$34,178,342	$2,185,414	$(1,081,871)	$(79,188)	$479,436	—	—	$35,682,133
John Hancock Collateral Trust	1,415,586	25,304,179	136,440,298	(147,603,695)	14,625	594	$107,049	—	14,156,001
U.S. Sector Rotation	4,359,349	41,042,574	2,010,040	(1,310,814)	(33,639)	795,495	—	—	42,503,656
					$(98,202)	$1,275,525	$107,049	—	$92,341,790
Lifestyle Blend Conservative Portfolio
International Strategic Equity Allocation	1,327,359	$12,029,551	$706,342	$(446,875)	$(39,487)	$161,275	—	—	$12,410,806
John Hancock Collateral Trust	1,859,051	19,978,782	246,700,904	(248,098,145)	3,929	5,227	$133,140	—	18,590,697
U.S. Sector Rotation	1,466,575	13,933,322	750,697	(617,459)	(26,801)	259,343	—	—	14,299,102
					$(62,359)	$425,845	$133,140	—	$45,300,605
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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